AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 95.3%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $8,948,799)	920,424	$9,038,568
Short-Term Investment — 4.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $424,825)	424,825	424,825

TOTAL INVESTMENTS—99.8% (cost $9,373,624)(wd)		9,463,393

Other assets in excess of liabilities(z) — 0.2%		18,813

Net Assets — 100.0%		$9,482,206

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
101	10 Year U.S. Treasury Notes	Jun. 2023	$11,607,110	$305,596
Short Positions:
11	2 Year U.S. Treasury Notes	Jun. 2023	2,270,984	(25,713)
35	5 Year U.S. Treasury Notes	Jun. 2023	3,832,773	(76,029)
11	10 Year U.S. Ultra Treasury Notes	Jun. 2023	1,332,547	(40,671)
11	20 Year U.S. Treasury Bonds	Jun. 2023	1,442,719	(61,524)
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	846,750	(34,087)
				(238,024)
				$67,572
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1